Other Borrowings (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 11, 2009	Dec. 31, 2013	Dec. 31, 2013 First Tennessee Bank National Association [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member]	Dec. 31, 2013 Zions First National Bank [Member]	Dec. 31, 2012 Zions First National Bank [Member]
Extinguishment of Debt [Line Items]
Borrowed federal funds			$ 15,000,000	$ 15,000,000.0	$ 9,000,000	$ 9,000,000.0
Outstanding balance on accommodation					2,400,000
Other Borrowings (Textual) [Abstract]
Bank issued note	$ 5,000,000
Due date of note		Feb. 15, 2012
Interest rate of note	2.74%
Basis point of FDIC guarantee fee paid	1.00%